UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:   12/31/03
                                                        --------

Check  here  if  Amendment  [  ];  Amendment  Number:
                                                      -----
  This  Amendment  (Check  only  one.):  [  ]  is  a  restatement.
                                         [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/Mark  R.  Cummins     Harleysville,  PA     January  29,  2004
     --------------------     -----------------     ------------------
     [Signature]              [City,  State]        [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-
        ------------          ------------------------------
     [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:             1
                                               --------
Form  13F  Information  Table  Entry  Total:      46
                                               --------
Form  13F  Information  Table  Value  Total:   $363,689
                                               --------


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.          Form  13F  File  Number          Name


       1          28-4718           Harleysville  Asset  Management  L.P.
     -----                 ----     -------------------------------------
     [Repeat  as  necessary]

HARLEYSVILLE  GROUP  INC
December  31,  2003
FORM  13F  INFORMATION  TABLE







                                                             VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                COM              020002-10-1     5,488   127,580   SH         SOLE         N/A      127,580
AMGEN INC                    COM              031162-10-0     9,294   150,420   SH         SOLE         N/A      150,420
AUTOMATIC DATA PROCESSING    COM              053015-10-3     4,033   101,830   SH         SOLE         N/A      101,830
AMERICAN INTL GROUP INC      COM              026874-10-7     8,312   125,410   SH         SOLE         N/A      125,410
BANK NEW YORK INC            COM              064057-10-2     5,247   158,430   SH         SOLE         N/A      158,430
CARDINAL HEALTH INC          COM              14149Y-10-8     7,289   119,180   SH         SOLE         N/A      119,180
CHEVRONTEXACO CORP           COM              166764-10-0    10,723   124,120   SH         SOLE         N/A      124,120
CHUBB CORPORATION            COM              171232-10-1     8,440   123,940   SH         SOLE         N/A      123,940
CICSO SYSTEMS INC            COM              17275R-10-2    17,350   716,041   SH         SOLE         N/A      716,041
CINCINNATI FINL CORP         COM              172062-10-1     6,000   143,730   SH         SOLE         N/A      143,730
CITIGROUP INC                COM              172967-10-1    14,380   296,260   SH         SOLE         N/A      296,260
COCA COLA CO                 COM              191216-10-0     6,710   132,220   SH         SOLE         N/A      132,220
DELL COMPUTER CORP           COM              247025-10-9     7,138   210,060   SH         SOLE         N/A      210,060
DISNEY (WALT) COMPANY        COM              254687-10-6    13,528   579,860   SH         SOLE         N/A      579,860
EXXON MOBIL CORP             COM              30231G-10-2    12,019   293,140   SH         SOLE         N/A      293,140
FEDERAL NATNL MORTG ASSN     COM              313586-10-9     9,117   121,460   SH         SOLE         N/A      121,460
GENERAL ELECTRIC COMPANY     COM              369604-10-3    16,089   519,330   SH         SOLE         N/A      519,330
GILLETTE CO                  COM              375766-10-2     6,977   189,955   SH         SOLE         N/A      189,955
HARBOR FUND                  EQUITY MUT FD    411511-30-6     4,397   119,526   SH         SOLE         N/A      119,526
HARLEYSVILLE NATL CORP       COM              412850-10-9     7,740   257,147   SH         SOLE         N/A      257,147
HARLEYSVILLE SAVINGS ASSN    COM              412856-10-6     2,123    74,249   SH         SOLE         N/A       74,249
HARTFORD FINL SVCS GROUP     COM              416515-10-4     5,105    86,480   SH         SOLE         N/A       86,480
HOME DEPOT INC               COM              437076-10-2     7,634   215,090   SH         SOLE         N/A      215,090
INTEL CORPORATION            COM              458140-10-0    12,540   391,250   SH         SOLE         N/A      391,250
IBM CORPORATION              COM              459200-10-1    11,400   123,010   SH         SOLE         N/A      123,010
ILLINOIS TOOL WORKS          COM              452308-10-9     2,208    26,320   SH         SOLE         N/A       26,320
JP MORGAN CHASE & CO         COM              46625H-10-0    12,004   326,811   SH         SOLE         N/A      326,811
JOHNSON & JOHNSON            COM              478160-10-4    11,682   226,140   SH         SOLE         N/A      226,140
LOWES COS INC                COM              548661-10-7     4,087    73,780   SH         SOLE         N/A       73,780
MARSH & MCLENNAN COS INC     COM              571748-10-2     3,577    74,690   SH         SOLE         N/A       74,690
MEDTRONIC INC                COM              585055-10-6     4,738    97,470   SH         SOLE         N/A       97,470
MERCK & CO INC               COM              589331-10-7     7,741   167,570   SH         SOLE         N/A      167,570
MICROSOFT CORPORATION        COM              594918-10-4    17,021   621,880   SH         SOLE         N/A      621,880
NEW YORK TIMES CO            COM              650111-10-7     3,731    78,080   SH         SOLE         N/A       78,080
PEPSICO INC                  COM              713448-10-8     3,832    82,200   SH         SOLE         N/A       82,200
PFIZER INC                   COM              717081-10-3    12,890   364,851   SH         SOLE         N/A      364,851
PROCTER & GAMBLE CO          COM              742718-10-9     7,830    78,390   SH         SOLE         N/A       78,390
QUALCOMM INC                 COM              747525-10-3     4,545    84,285   SH         SOLE         N/A       84,285
SCHLUMBERGER LTD             COM              806857-10-8     5,834   106,620   SH         SOLE         N/A      106,620
UNION PACIFIC CORP           COM              907818-10-8     3,876    55,780   SH         SOLE         N/A       55,780
UNITED TECHNOLOGIES CORP     COM              913017-10-9     2,847    30,040   SH         SOLE         N/A       30,040
VANGUARD INTL GROWTH         INTL GRWTH FD    921910-20-4     9,392   183,165   SH         SOLE         N/A      183,165
WALMART STORES INC           COM              931142-10-3     2,651    49,980   SH         SOLE         N/A       49,980
WALGREEN COMPANY             COM              931422-10-9    12,494   343,420   SH         SOLE         N/A      343,420
WELLS FARGO & CO (NEW)       COM              949746-10-1     9,977   169,420   SH         SOLE         N/A      169,420
WYETH                        COM              983024-10-0     1,659    39,080   SH         SOLE         N/A       39,080

